Segment information (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Segment Results
The following table presents Aegon’s segment results.

Income statement - Underlying earnings	Americas	The Netherlands	United Kingdom	Southern & Eastern Europe	Asia	Asset Management	Holding and other activities	Eliminations	Segment total	Joint ventures and associates eliminations	Consolidated
2019 Underlying earnings before tax	1,124	648	139	88	62	139	(228)	1	1,973	50	2,023
Fair value items	272	(741)	(131)	7	(4)	-	(4)	-	(601)	(88)	(689)
Realized gains / (losses) on investments	125	240	3	27	9	-	1	-	405	(2)	403
Impairment charges	(54)	(30)	-	-	(1)	-	(10)	-	(95)	-	(95)
Impairment reversals	68	5	-	-	1	-	-	-	73	-	73
Other income / (charges)	(156)	(1)	(38)	33	(18)	(7)	(95)	-	(281)	-	(281)
Run-off businesses	23	-	-	-	-	-	-	-	23	-	23
Income / (loss) before tax	1,401	121	(27)	155	48	133	(335)	1	1,497	(40)	1,457
Income tax
(expense) / benefit	(220)	(27)	(7)	(19)	(14)	(36)	65	-	(258)	40	(218)
Net income / (loss)	1,182	94	(34)	136	33	97	(270)	1	1,239	-	1,239
Inter-segment underlying earnings	(61)	(105)	(87)	(16)	(4)	193	79
Revenues 2019
Life insurance gross premiums	7,279	1,765	6,282	552	737	-	11	(8)	16,617	(691)	15,926
Accident and health insurance	1,416	228	28	110	91	-	-	-	1,872	(50)	1,823
General insurance	-	130	-	382	-	-	1	(1)	512	(122)	390
Total gross premiums	8,694	2,123	6,309	1,044	828	-	12	(9)	19,002	(864)	18,138
Investment income	3,172	2,224	1,830	76	303	5	269	(284)	7,595	(64)	7,531
Fee and commission income	1,757	237	197	50	59	627	-	(187)	2,740	(218)	2,523
Other revenues	8	-	-	-	1	1	5	-	16	(10)	6
Total revenues	13,631	4,583	8,337	1,171	1,191	633	286	(480)	29,352	(1,155)	28,197
Inter-segment revenues	1	12	-	-	-	187	280

Income statement - Underlying earnings	Americas	The Netherlands	United Kingdom	Southern & Eastern Europe	Asia	Asset Management	Holding and other activities	Eliminations	Segment total	Joint ventures and associates eliminations	Consolidated
2018 Underlying earnings before tax	1,216	615	128	96	55	151	(189)	1	2,074	72	2,146
Fair value items	(613)	250	59	6	3	-	5	-	(291)	(119)	(409)
Realized gains / (losses) on investments	(204)	46	83	-	(8)	2	4	-	(77)	(2)	(79)
Impairment charges	(46)	4	-	(2)	(5)	-	(9)	-	(58)	-	(58)
Impairment reversals	37	2	-	1	-	-	-	-	39	-	39
Other income / (charges)	(397)	(132)	(252)	(26)	(7)	(5)	(57)	-	(875)	1	(874)
Run-off businesses	(14)	-	-	-	-	-	-	-	(14)	-	(14)
Income / (loss) before tax	(20)	784	19	76	36	149	(247)	1	798	(47)	751
Income tax (expense) / benefit	71	(136)	20	(19)	(25)	(44)	46	-	(87)	47	(40)
Net income / (loss)	51	648	38	57	11	105	(201)	1	711	-	711
Inter-segment underlying earnings	(73)	(101)	(82)	(18)	(5)	198	80
Revenues 2018
Life insurance gross premiums	7,004	1,632	7,509	622	779	-	9	(7)	17,548	(579)	16,969
Accident and health insurance	1,571	219	29	102	94	-	-	-	2,015	(36)	1,979
General insurance	-	136	-	343	-	-	1	(1)	479	(112)	367
Total gross premiums	8,575	1,987	7,539	1,067	873	-	10	(8)	20,042	(727)	19,316
Investment income	3,125	2,265	1,346	83	268	5	286	(284)	7,095	(59)	7,035
Fee and commission income	1,826	211	198	63	58	632	-	(206)	2,782	(224)	2,558
Other revenues	5	-	-	-	2	1	4	-	12	(6)	5
Total revenues	13,530	4,463	9,083	1,213	1,201	638	300	(499)	29,930	(1,016)	28,914
Inter-segment revenues	1	2	-	-	-	206	290

Income statement - Underlying earnings	Americas	The Netherlands	United Kingdom	Southern & Eastern Europe	Asia	Asset Management	Holding and other activities	Eliminations	Segment total	Joint ventures and associates eliminations	Consolidated
2017 Underlying earnings before tax	1,381	557	116	71	49	136	(170)	-	2,140	61	2,200
Fair value items	170	(31)	(82)	-	-	-	24	-	81	(97)	(16)
Realized gains / (losses) on investments	157	184	62	1	4	3	-	-	413	(5)	408
Impairment charges	(37)	(3)	-	(2)	(1)	-	(3)	-	(46)	-	(46)
Impairment reversals	22	10	-	-	-	-	-	-	32	-	32
Other income / (charges)	(353)	296	40	-	(19)	(49)	16	-	(68)	(4)	(72)
Run-off businesses	30	-	-	-	-	-	-	-	30	-	30
Income / (loss) before tax	1,370	1,013	137	70	33	90	(134)	-	2,580	(45)	2,536
Income tax (expense) / benefit	198	(196)	(56)	(15)	(28)	(42)	29	-	(110)	44	(65)
Net income / (loss)	1,568	818	81	56	5	48	(105)	-	2,470	(0)	2,470
Inter-segment underlying earnings	(78)	(111)	(87)	(12)	(1)	214	73
Revenues 2017
Life insurance gross premiums	7,437	1,857	9,603	619	983	-	7	(9)	20,498	(546)	19,952
Accident and health insurance	2,115	203	32	84	97	-	-	-	2,531	(20)	2,511
General insurance	-	148	-	319	-	-	1	(1)	466	(103)	363
Total gross premiums	9,553	2,208	9,635	1,022	1,080	-	8	(10)	23,496	(670)	22,826
Investment income	3,368	2,172	1,517	85	246	4	295	(291)	7,396	(58)	7,338
Fee and commission income	1,919	326	235	60	63	609	-	(222)	2,990	(188)	2,802
Other revenues	5	-	-	3	1	-	4	-	13	(5)	7
Total revenues	14,844	4,706	11,387	1,170	1,390	613	308	(523)	33,895	(921)	32,973
Inter-segment revenues	-	(1)	-	-	3	222	298

Summary of Reconciliation from Underlying Earnings Before Tax to Income Before Tax	The reconciliation from underlying earnings before tax to income before tax, being the most comparable IFRS measure, is presented in the table below.

	Note	2019	2018	2017
Underlying earnings before tax		1,973	2,074	2,140
Elimination of share in earnings of joint ventures and associates		50	72	61

Rental income	7	(76)	(72)	(61)
Dividend income	7	9	30	-
Recovered claims and benefits	9	-	2	-
Net fair value change of general account financial investments at fair value through profit or loss, other than derivatives	10	(17)	(295)	(437)
Net fair value change on borrowings and other financial liabilities	10	7	6	-
Realized gains and losses on financial investments	10	399	(92)	431
Gains and (losses) on investments in real estate	10	317	261	193
Net fair value change of derivatives	10	163	(67)	(134)
Net foreign currency gains and (losses)	10	-	(2)	5
Realized gains and (losses) on repurchased debt	10	-	1	1
Other income	11	200	8	540
Change in valuation of liabilities for insurance contracts	12	(1,231)	(341)	(254)
Change in valuation of liabilities for investment contracts	12	(13)	13	(19)
Benefits and claims paid life	12	7	-	-
Policyholder claims and benefits - Other	12	50	(9)	34
Commissions and expenses	14	(319)	(428)	256
Impairment (charges) reversals	15	(105)	(20)	(16)
Interest charges and related fees	16	21	-	-
Other charges	17	(1)	(375)	(235)
Run-off businesses	5	23	(14)	30
Income / (loss) before tax		1,457	751	2,534

Summary of Other Selected Income Statement Items

Other selected income statement items	Americas	The Netherlands	United Kingdom	Southern & Eastern Europe	Asia	Asset Management	Holding and other activities	Eliminations	Total
2019
Amortization of deferred expenses, VOBA and future servicing rights	685	4	117	37	32	-	-	-	876
Depreciation	44	18	12	11	1	1	2	-	87
Impairment charges / (reversals) on financial assets, excluding receivables	(12)	72	-	-	-	-	-	-	60
Impairment charges / (reversals) on non-financial assets and receivables	3	94	-	3	-	-	10	-	109

2018
Amortization of deferred expenses, VOBA and future servicing rights	852	25	119	52	24	-	-	-	1,072
Depreciation	38	12	14	12	1	1	2	-	80
Impairment charges / (reversals) on financial assets, excluding receivables	(9)	34	-	1	5	-	9	-	41
Impairment charges / (reversals) on non-financial assets and receivables	19	15	1	-	1	-	-	-	36

2017
Amortization of deferred expenses, VOBA and future servicing rights	336	27	134	55	33	-	-	-	586
Depreciation	44	16	28	11	1	3	2	-	105
Impairment charges / (reversals) on financial assets, excluding receivables	19	17	-	2	-	-	3	-	42
Impairment charges / (reversals) on non-financial assets and receivables	(2)	3	-	-	-	-	-	-	-

Summary of Number of Employees

Number of employees	Americas	The Netherlands	United Kingdom	Southern & Eastern Europe	Asia	Asset Management	Holding and other activities	Total
2019
Number of employees - headcount	8,570	3,582	2,261	2,853	4,540	1,535	416	23,757
Of which Aegon’s share of employees in joint ventures and associates	651	-	62	104	4,172	173	-	5,162

2018
Number of employees - headcount	8,824	3,548	3,135	2,837	6,344	1,464	390	26,543
Of which Aegon’s share of employees in joint ventures and associates	559	-	58	86	5,983	168	-	6,854

2017
Number of employees - headcount	10,951	3,089	3,435	2,947	6,025	1,500	371	28,318
Of which Aegon’s share of employees in joint ventures and associates	549	-	-	83	5,702	163	-	6,497

Summary of Assets and Liabilities Per Segment

Summarized assets and liabilities per segment	Americas	The Netherlands	United Kingdom	Southern & Eastern Europe	Asia	Asset Management	Holding and other activities	Eliminations	Total
2019

Assets
Cash and Cash equivalents	822	9,627	305	152	91	166	1,100	-	12,263
Investments	75,076	59,983	2,034	1,711	6,662	266	244	-	145,976
Investments for account of policyholders	107,963	25,491	91,848	994	82	-	-	(4)	226,374
Investments in joint ventures	-	1,159	-	476	192	153	3	-	1,983
Investments in associates	79	106	9	-	28	129	21	(10)	363
Deferred expenses	8,999	360	913	45	487	-	-	-	10,804
Other assets	27,078	11,996	2,546	271	1,905	126	31,511	(32,848)	42,585
Total assets	220,017	108,722	97,655	3,648	9,448	840	32,879	(32,862)	440,348

Liabilities
Insurance contracts	73,784	40,554	1,518	1,411	7,825	-	17	(1,655)	123,454
Insurance contracts for account of policyholders	77,988	25,328	31,559	815	20	-	-	-	135,710
Investment contracts	6,662	11,716	211	2	2	-	-	-	18,594
Investment contracts for account of policyholders	29,976	2,301	61,305	181	62	-	-	-	93,826
Other liabilities	15,468	22,636	1,459	323	229	322	8,421	(4,534)	44,324
Total liabilities	203,877	102,535	96,052	2,733	8,138	322	8,438	(6,189)	415,907

Summarized assets and liabilities per segment	Americas	The Netherlands	United Kingdom	Southern & Eastern Europe	Asia	Asset Management	Holding and other activities	Eliminations	Total
2018

Assets
Cash and Cash equivalents	683	6,004	315	148	90	213	1,290	-	8,744
Investments	71,056	57,738	2,114	1,660	5,720	181	157	-	138,625
Investments for account of policyholders	95,343	23,767	73,958	1,187	103	-	-	(5)	194,353
Investments in joint ventures	1	1,001	-	472	152	119	-	-	1,745
Investments in associates	72	85	8	5	17	131	8	-	327
Deferred expenses	9,209	66	896	74	665	-	-	-	10,910
Other assets 1)	27,782	7,421	1,893	272	1,907	123	27,258	(28,727)	37,928
Total assets	204,145	96,083	79,184	3,819	8,654	767	28,713	(28,732)	392,632

Liabilities
Insurance contracts	71,584	34,878	1,435	1,339	7,726	-	15	(1,648)	115,328
Insurance contracts for account of policyholders	68,126	23,855	24,086	1,022	24	-	-	-	117,113
Investment contracts	6,943	10,795	223	85	2	-	-	-	18,048
Investment contracts for account of policyholders	27,217	2,101	50,532	169	79	-	-	-	80,097
Other liabilities	17,055	17,499	1,047	400	67	293	6,156	(3,012)	39,505
Total liabilities	190,924	89,127	77,322	3,015	7,898	293	6,171	(4,660)	370,091
1
Comparative figures have been reclassified to conform to the current year presentation as the elimination logic has changed. This reclassification is not considered material as there is no effect on consolidated group figures.

Summary of Investments

Investments	Americas	The Netherlands	United Kingdom	Southern & Eastern Europe	Asia	Asset Management	Holding and other activities	Eliminations	Total
2019
Shares	499	1,443	17	74	11	5	173	-	2,221
Debt securities	54,970	22,773	1,055	1,497	6,465	93	1	-	86,853
Loans	10,922	33,460	-	118	42	-	48	-	44,591
Other financial assets	8,032	78	962	3	145	168	21	-	9,410
Investments in real estate	653	2,229	-	19	-	-	-	-	2,901
Investments general account	75,076	59,983	2,034	1,711	6,662	266	244	-	145,976

Shares	-	8,490	16,583	218	-	-	-	(4)	25,288
Debt securities	877	11,652	8,043	173	-	-	-	-	20,744
Unconsolidated investment funds	106,926	695	61,738	598	82	-	-	-	170,039
Other financial assets	161	4,653	4,898	4	-	-	-	-	9,716
Investments in real estate	-	-	586	-	-	-	-	-	586
Investments for account of policyholders	107,963	25,491	91,848	994	82	-	-	(4)	226,374

Investments on balance sheet	183,039	85,474	93,882	2,704	6,745	266	244	(4)	372,350
Off-balance sheet investments third parties	220,039	4,802	123,904	5,461	1,001	170,158	-	(818)	524,547
Total revenue-generating investments	403,078	90,276	217,786	8,166	7,746	170,424	244	(822)	896,897

Investments
Available-for-sale	59,899	19,591	1,556	1,570	6,602	153	32	-	89,404
Loans	10,922	33,460	-	118	42	-	48	-	44,591
Financial assets at fair value through profit or loss	111,565	30,193	91,740	997	100	113	164	(4)	234,867
Investments in real estate	653	2,229	586	19	-	-	-	-	3,487
Total investments on balance sheet	183,039	85,474	93,882	2,704	6,745	266	244	(4)	372,350

Investments in joint ventures	-	1,159	-	476	192	153	3	-	1,983
Investments in associates	79	106	9	-	28	129	21	(10)	363
Other assets	36,899	21,983	3,764	468	2,483	292	32,611	(32,848)	65,652
Consolidated total assets	220,017	108,722	97,655	3,648	9,448	840	32,879	(32,862)	440,348

1
Due to the announced divestment of Aegon’s 50% stake in the joint venture with Sony Life, Revenue Generating Investments of Japan are no longer included in 2019.
Off-balance
investments for Japan amount to EUR 2.3 billion per December 31, 2019.

Investments	Americas	The Netherlands	United Kingdom	Southern & Eastern Europe	Asia	Asset Management	Holding and other activities	Eliminations	Total
2018
Shares	532	1,412	3	74	7	4	128	-	2,161
Debt securities	51,681	21,586	1,005	1,417	5,526	36	3	-	81,253
Loans	9,945	32,536	-	143	16	-	12	-	42,653
Other financial assets	8,367	54	1,105	5	170	142	14	-	9,858
Investments in real estate	530	2,150	-	21	-	-	-	-	2,700
Investments general account	71,056	57,738	2,114	1,660	5,720	181	157	-	138,625

Shares	-	7,403	13,044	198	-	-	-	(5)	20,640
Debt securities	1,716	11,283	7,259	183	-	-	-	-	20,441
Unconsolidated investment funds	93,548	1,059	48,296	795	103	-	-	-	143,800
Other financial assets	79	4,022	4,748	11	-	-	-	-	8,861
Investments in real estate	-	-	612	-	-	-	-	-	612
Investments for account of policyholders	95,343	23,767	73,958	1,187	103	-	-	(5)	194,353

Investments on balance sheet	166,399	81,505	76,072	2,847	5,823	181	157	(5)	332,979
Off-balance sheet investments third parties	204,184	3,339	106,347	5,851	2,818	149,197	-	(774)	470,963
Total revenue-generating investments	370,583	84,844	182,419	8,698	8,641	149,378	157	(778)	803,942

Investments
Available-for-sale	55,921	19,974	1,459	1,483	5,686	131	21	-	84,675
Loans	9,945	32,536	-	143	16	-	12	-	42,653
Financial assets at fair value through profit or loss	100,002	26,846	74,001	1,200	121	50	123	(5)	202,339
Investments in real estate	530	2,150	612	21	-	-	-	-	3,312
Total investments on balance sheet	166,399	81,505	76,072	2,847	5,823	181	157	(5)	332,979

Investments in joint ventures	1	1,001	-	472	152	119	-	-	1,745
Investments in associates	72	85	8	5	17	131	8	-	327
Other assets 1)	37,674	13,491	3,104	494	2,662	336	28,548	(28,727)	57,582
Consolidated total assets	204,145	96,083	79,184	3,819	8,654	767	28,713	(28,732)	392,633

1
Comparative figures have been reclassified to conform to the current year presentation as the elimination logic has changed. This reclassification is not considered material as there is no effect on consolidated group figures.